BUSINESS ACQUISITIONS AND COMBINATIONS (Details) ft² in Thousands, ₨ in Millions, £ in Millions, $ in Millions				3 Months Ended	6 Months Ended
	Apr. 20, 2018 INR (₨) ft² building	Mar. 09, 2018 USD ($)	Feb. 01, 2018 GBP (£) property	Mar. 31, 2018 ft² office	Jun. 30, 2018 USD ($) ft²	Jun. 30, 2017 USD ($)	Apr. 20, 2018 USD ($) ft²	Apr. 12, 2018 USD ($) ft²	Feb. 26, 2018 GBP (£)	Feb. 26, 2018 USD ($)	Feb. 01, 2018 USD ($)	Jan. 05, 2018 USD ($) ft²
Disclosure of detailed information about business combination [line items]
Gain recognized in bargain purchase transaction					$ 215	$ 168
Revenue of acquiree since acquisition date					161
Profit (loss) of acquiree since acquisition date					35
Revenue of combined entity as if combination occurred at beginning of period					3,359
Profit (loss) of combined entity as if combination occurred at beginning of period					$ 2,089
Mumbai Office Park
Disclosure of detailed information about business combination [line items]
Area of real estate property (sq ft) | ft²	1,300						1,300
Consideration	₨ 2,726						$ 41
Property, plant and equipment							0
Intangible assets							$ 0
Number of properties acquired | building	4
175 West Jackson
Disclosure of detailed information about business combination [line items]
Area of real estate property (sq ft) | ft²								1,400
Consideration								$ 35
Property, plant and equipment								0
Intangible assets								$ 0
BGRESOI
Disclosure of detailed information about business combination [line items]
Consideration		$ 122
Percentage of voting equity interests acquired		100.00%
Gain recognized in bargain purchase transaction		$ 190
Property, plant and equipment		0
Intangible assets		$ 0
UK Serviced Apartments
Disclosure of detailed information about business combination [line items]
Consideration									£ 209	$ 287
Cash transferred										193
Property, plant and equipment										247
Intangible assets										$ 28
Extended- Stay Hotel Portfolio
Disclosure of detailed information about business combination [line items]
Consideration											$ 764
Cash transferred											169
Property, plant and equipment											768
Intangible assets											0
Number of properties acquired | property			105
UK Student Housing IV
Disclosure of detailed information about business combination [line items]
Consideration			£ 527								752
Cash transferred											194
Property, plant and equipment											10
Intangible assets											$ 0
Number of properties acquired | property			15
333 West 34th Street
Disclosure of detailed information about business combination [line items]
Area of real estate property (sq ft) | ft²												350
Consideration												$ 255
Percentage of voting equity interests acquired												25.00%
Cash transferred												$ 125
Property, plant and equipment												0
Intangible assets												$ 0
Mumbai Office Portfolio
Disclosure of detailed information about business combination [line items]
Area of real estate property (sq ft) | ft²					2,700
Towers @ 2nd
Disclosure of detailed information about business combination [line items]
Area of real estate property (sq ft) | ft²				400
Number of properties acquired | office				2
Houston Center
Disclosure of detailed information about business combination [line items]
Area of real estate property (sq ft) | ft²				4,200
Brookfield Premier Real Estate Partners Pooling LLC (BPREP) | 333 West 34th Street
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired												75.00%